Dividends Paid	12 Months Ended
Feb. 28, 2022
Disclosure of dividends [text block] [Abstract]
DIVIDENDS PAID

26. DIVIDEND PAID

During the financial year ended February 28, 2022, no dividends were paid.

	Year ended February 28/29
Figures in Rand thousands	2021	2020

Dividend paid by the Company to owner of the Company	(272,235)	(52,502)
Dividend paid by subsidiaries to NCI	(145,859)	(39,506)
Total dividend paid	(418,094)	(92,008)

Dividend per share

Dividend paid by the Company to owner of the Company

	Year ended February 28/29
	2021		2020
Figures in Rand thousands	Per share	Amount	Per share	Amount
Interim dividend	104,385.00	104,385	24,545.00	24,545
Final dividend	8.26	167,850	27,957.00	27,957
		272,235		52,502

Dividend paid by subsidiaries to NCI

	Year ended February 28/29
Figures in Rand thousands	2021		2020
Subsidiary	Per share	Amount	Per share	Amount
Cartrack Holdings Proprietary Limited	0.54	51,536	0.12	11,307
Cartrack Holdings Proprietary Limited	0.87	83,030	0.20	19,087
Cartrack Limitada	5.68	9,090	4.90	7,852
Found Proprietary Limited	20,000.00	1,020	-	-
Cartrack Polska.Sp.zo.o	119,019.27	1,183	-	-
Cartrack Tanzania Limited	-	-	3,168.00	1,260
		145,859		39,506